(LOSS)/PROFIT BEFORE INCOME TAX (Tables)	6 Months Ended
Jun. 30, 2022
Lossprofit Before Income Tax
Schedule of Group's Loss Before Income Tax

	Six months ended June 30,
	2021	2022	2022
	CNY	CNY	US$
	(As adjusted and unaudited)	(Unaudited)	(Unaudited)

Crediting:
Finance income (Note 5)	(8,787)	(9,376)	(1,400)

Charging:
Cost of sales
- Construction service	3,916	5,107	762
- Operation services related to service concession arrangement	2,804	3,664	547
- Construction services related to service concession arrangement	389	—	—
Total	7,109	8,771	1,309

Depreciation
- Property, plant and equipment	157	141	21
- Right-of-use assets (Note 11)	681	707	106
Amortization of intangible assets* (Note 10)	441	404	60
Expense relating to short-term leases	338	174	26
Impairment losses/(reversal) on financial assets:
- Trade receivables	1,920	1,936	289
- Contract assets	179	(41)	(6)
- Other receivables	—	1,077	161
- Amounts due from related companies	(1,106)	—	—
Fair value (gain)/loss on financial instruments:
- Financial assets at fair value through profit or loss (Note 18(a))	26,015	—	—
- Derivative financial liabilities (Note 18(b))	(1,208)	(559)	(83)
Issuance expense in related to placement	1,579	—	—
Other income	(376)	(731)	(109)
Finance costs (Note 5)	2,271	1,822	272

Employee benefit expenses *	5,751	5,772	861